Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets

15.	Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable) and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangible assets also include: (i) infrastructure right-of-use of other companies, and (ii) goodwill on expectation of future profits in purchases of companies.

Amortization charges are calculated using the straight-line method over the estimated useful life of the assets contracted and over the terms of the authorizations. The useful life estimates of intangible assets are reviewed regularly.

Financial costs on funds raised generically (with no specific allocation), used to obtain a qualifying asset, which is an asset that necessarily demands a substantial period of time to become ready for intended use is capitalized as part of this asset’s cost when it is probable that will result in future economic benefits to the Company and such costs can be reliably measured. Within this concept, we had the capitalization of costs for the 700MHz 4G license between 2014 and 2019 and we currently have the capitalization of costs on the acquisition of the 5G license for the radio frequency not readily available and other obligations related to such radio frequency. Said capitalization occurs until the asset is considered available for use by Management, and as of that date onwards, capitalization of interest and charges on this asset ends. These costs are amortized over the estimated useful lives.

The values of permits for the operation of SMP and rights to use radio frequencies, as well as software, goodwill and others are demonstrated as follows:

 Schedule of movement in intangible assets

(a) Changes in intangible assets

	Balance in December 2020	Additions/ Amortization	Write-offs	Transfers	Balance in December 2021

Total cost of intangible assets, gross	31,444,050	4,352,331	(1,165,840)	-	34,630,541
Right to use software	19,117,515	-	(112,626)	906,115	19,911,004
Authorizations	9,931,248	50,408	(1,737)	1,171,578	11,151,497
Goodwill (i)	1,527,220	-	(1,051,477)	-	475,743
Infrastructure right-of-use - LT Amazonas	177,866	-	-	8,355	186,221
Other assets	329,626	-	-	3,490	333,116
Intangible assets under development	360,575	4,301,923	-	(2,089,538)	2,572,960

Total accumulated amortization	(22,416,975)	(1,739,937)	111,450	-	(24,045,462)
Right to use software	(16,378,487)	(1,164,210)	110,679	-	(17,432,018)
Authorizations	(5,816,241)	(542,196)	771	-	(6,357,666)
Infrastructure right-of-use - LT Amazonas	(67,966)	(8,731)	-	-	(76,697)
Other assets	(154,281)	(24,800)	-		(179,081)

Total intangible assets, net	9,027,075	2,612,394	(1,054,390)	-	10,585,079
Right to use software (c)	2,739,028	(1,164,210)	(1,947)	906,115	2,478,986
Authorizations (f)	4,115,007	(491,788)	(966)	1,171,578	4,793,831
Goodwill (d)	1,527,220	-	(1,051,477)	-	475,743
Infrastructure right-of-use - LT Amazonas (e)	109,900	(8,731)	-	8,355	109,524
Other assets	175,345	(24,800)	-	3,490	154,035
Intangible assets under development	360,575	4,301,923	-	(2,089,538)	2,572,960

(i) Includes the write-off of approximately 90% of the total goodwill recorded on the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A., in the amount of R$ 1,051,477.

	Balance in December 2019	Balance of merged company	Additions/ Amortization	Write-offs	Transfers	Balance in December 2020

Total cost of intangible assets, gross	29,861,788	367,571	1,215,636	(945)	-	31,444,050
Right to use software	18,184,382	-	-	(939)	934,072	19,117,515
Authorizations	9,811,794	-	32,105	(6)	87,355	9,931,248
Goodwill	1,159,649	367,571	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas	169,327	-	8,539	-	-	177,866
Other assets	327,360	-	-	-	2,266	329,626
Intangible assets under development	209,276	-	1,174,992	-	(1,023,693)	360,575

Total Accumulated Amortization	(20,561,032)		(1,856,917)	974	-	(22,416,975)
Right to use software	(15,093,166)	-	(1,286,295)	974	-	(16,378,487)
Authorizations	(5,278,413)	-	(537,828)	-	-	(5,816,241)
Infrastructure right-of-use - LT Amazonas	(60,204)	-	(7,762)	-	-	(67,966)
Other assets	(129,249)	-	(25,032)	-		(154,281)

Total intangible assets, net	9,300,756	367,571	(641,281)	29	-	9,027,075
Right to use software (c)	3,091,216	-	(1,286,295)	35	934,072	2,739,028
Authorizations (f)	4,533,381	-	(505,723)	(6)	87,355	4,115,007
Goodwill (d)	1,159,649	367,571	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas (e)	109,123	-	777	-	-	109,900
Other assets	198,111	-	(25,032)	-	2,266	175,345
Intangible assets under development	209,276	-	1,174,992	-	(1,023,693)	360,575

The intangible assets in progress represent the cost of projects in progress related to the intangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets. Includes 5G License acquisition values, pursuant to note 15.f.

 Schedule of amortization rates

(b) Amortization rates

Annual fee %

Software licenses	20
Authorizations	5–50
Right to use infrastructure	5
Other assets	7–10

(c) Right to use software

The costs associated with maintaining software are recognized as expense, as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the group are recognized as intangible assets when capitalization criteria are met.

Directly attributable costs that are capitalized as part of the software product are related to employee costs directly allocated in its development.

(d) Goodwill registered in previous years

The Company has the following goodwill, based on the expected future profitability on December 31, 2021 and 2020:

Goodwill from TIM Fiber SP and TIM Fiber RJ acquisitions - TIM Celular S.A (merged by Intelig, current TIM S.A) acquired, at the end of 2011, the companies Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). These companies were SCM providers in the main municipalities of the Greater São Paulo and Greater Rio de Janeiro areas, respectively. TIM Fiber SP Ltda. and TIM Fiber RJ. S.A. were merged into TIM Celular S.A. on August 29, 2012. TIM Celular S.A. recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ, at the end of the purchase price allocation process, in the amount of R$ 1,159,649.

In November 2021, the Company concluded the drop-down of liquid assets related to the residential broadband business linked to the secondary network infrastructure to the wholly-owned subsidiary FiberCo and sold 51% of the equity interest in FiberCo, currently named I- Systems, on behalf of IHS. Currently, due to the closing of the transaction, TIM S.A. wrote-off about 90% of the total goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. in the amount of R$ 1,051,477. As a result, IHS currently holds 51% of the share capital of I-Systems, with TIM S.A. having a minority (non-controlling) interest of 49% in I-Systems. Consequently, with the closing of this deal in November 2021, the goodwill initially recorded on the acquisition of the companies Fiber RJ and Fiber SP was reduced to R$ 108,171. This is the balance recorded on December 31, 2021.

On August 31, 2020, with the merger of TIM Participações S.A. by TIM S.A, the Company recorded the goodwill arising from the merger of the net assets of TIM Participações, which were originated in acquisition transactions as described below:

Goodwill acquisition of "Intelig" by TIM Participações – the goodwill arising from the acquisition of TIM S.A. (formerly "Intelig") in December 2009 in the amount of R$ 210,015 is represented/based on the expectation of future profitability of the Company. Its recoverability is tested annually, through the impairment testing.

Goodwill from the acquisition of minority interests in TIM Sul and TIM Nordeste – TIM Participações S.A. (merged by TIM S.A. in August 2020) acquired in 2005, all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$ 157,556.

Impairment test

As required by the accounting standard, the Company tests goodwill on business combinations involving TIM Group companies.

The methodology and assumptions used by Management for the aforementioned impairment test is summarized below:

The management of the Company understands that the smallest unit generating cash for impairment testing of goodwill in the acquisition of the companies previously described covers the business at the consolidated level, therefore it covers the consolidated group. This methodology is aligned with the company's strategic direction. It is important to note that the results of the group are essentially represented by TIM S.A. Thus, the results of TIM S.A. are the main cash generator of the TIM Group, since the only operating company operating in Brazil is TIM S.A., and thus the Company represents a single cash-generating unit for the purpose of impairment test of assets with indefinite useful lives, pursuant to IAS 36.

On December 31, 2021, the impairment test was performed by comparing the book value with the fair value minus the disposal costs of the asset, as foreseen in IAS 36.

For the calculation of fair value, the level of hierarchy within which the measurement of the fair value of the asset (cash generating unit) is classified was considered. For the company, as there is only one CGU this was classified in its entirety as Level 1, for the disposal costs we consider that it is irrelevant considering the variation between the fair value level 1 and the book value of the cash generating unit.

The fair value of Level 1 financial instruments comprises the instruments traded in active markets and based on quoted market prices on the balance sheet date. A market is considered active when the quoted prices are readily and regularly available from an Exchange, distributor, broker, industry group, pricing service or regulatory agency, and these prices represent actual market transactions which occur regularly on a purely commercial basis.

Its securities are traded on BOVESPA with code (TIMS3) and have a regular trading volume that allows the measurement (Level 1) as the product between the quoted price for the individual asset or liability and the amount held by the entity.

The measurement was made based on the value of the share at the balance sheet closing date and sensitivity tests were also performed and in none of the scenarios was identified any indication of impairment, being the fair value determined higher than the book value. Therefore, being the fair value higher than the book value, it is not necessary to calculate the value in use. The effects of TIM Participações holding (incorporated by TIM S.A) on the value of the book value in 2021 were irrelevant and also its effects on the result of the Consolidated Group. Therefore, the calculations carried out at the consolidated level essentially contemplate the results and accounting balances of TIM S.A., so the management of the Company concludes that the use of the fair value less of cost of sales methodology is adequate to conclude that there is no provision for impairment since the fair value less the cost of sales is higher than the total book value of the cash generating unit.

(e) Infrastructure right-of-use - LT Amazonas

The company has signed infrastructure rights agreements with companies that operate electricity transmission lines in the Northern Region of Brazil. These contracts fall within the scope of IFRIC 4 as financial commercial leases.

Additionally, the Company has signed network infrastructure sharing agreements with Telefónica Brasil S.A., also in the North Region. In these, the two operators optimize resources and reduce their respective operating costs (note 16).

(f) Authorizations

In this item are recorded the values related to the acquisition of Lot 2 in the auction of the 700 MHz band in the amount of R$ 1,739 million, in addition to the costs related to the cleaning of the frequency of the 700 MHZ band acquired, which totaled R$1,199 million, in nominal values. As it is a long-term obligation, the amount payable of R$ 1,199 million was reduced by R$ 47 million by applying the concept of adjustment to present value (“AVP”). The aforementioned license falls under the concept of qualifying asset. Consequently, the financial charges on resources raised without a specific destination, used for the purpose of obtaining a qualifying asset, were capitalized between the years 2014 to 2019.

In 2021, the Company recorded the values related to the acquisition of the 5th Generation (“5G”) mobile telephony radio frequencies. In November 2021, TIM participated in the 5G Auction and was the winner of several lots in the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands. These licenses will be paid over a period of 10 to 20 years, subject to the Selic rate. In December 2021, the Company signed the Terms of Authorization for these radio frequencies, generating the accounting of an intangible asset related to the licenses in the amount of R$ 884 million and the obligations related to said licenses (among them, disbursements with costs of the public notice and disbursement obligations with the management entities described below) in the amount of R$ 2,680 million.

Aiming to fulfill the additional obligations, the Company foresees, according to the notice, that there will the constitution of managing entities, which are only intended to fulfill the commitments provided for in the Auction. The companies that win the Auction must disburse only the amounts provided for in the public notice so that such entities comply with the defined obligations. There are additional obligations provided for related to 3.5GHz radio frequency (the band cleaning obligation, interference solution, among others), which must be complied with by the Band Management Entity (“EAF”), and related to 26GHz radio frequency (connectivity project for public schools), which must be complied with by the Entity Managing the Connectivity of Schools (“EACE”).

The 2.3GHz and 26GHz radio frequencies are readily available for use by the Company (operating assets), generating the registration in “Authorizations” of the amounts related to the licenses (R$ 614 million) and the obligations related to the 26GHz license, which will be fulfilled through EACE (R$ 550 million). The disbursements with EACE (R$ 633 million), provided for in the Public Notice, will occur in 5 semi-annual installments between 2022 and 2024, and are monetarily restated by the IGP-DI. The Company evaluated the application of the concept of adjustment to present value (“AVP”) upon initial recognition (R$ 83 million).

The 3.5GHz radio frequency is not readily available, requiring spectrum cleaning activities to be available for use, and, thus, it is registered in assets in progress (R$ 270 million). Therefore, the obligations related to this activity, to be carried out by EAF (R$ 2,104 million) are also recorded under assets in progress. The disbursements with EAF, provided for in the Notice, will occur in 2 installments throughout the year 2022, and are restated by the IGP-DI.

Furthermore, as described above, the Company capitalizes loan costs for qualifying assets that require a substantial period of time to be in a condition for use as intended by Management. This concept includes the 3.5GHz radio frequency. On December 31, 2021, the Company recorded R$ 1 million in intangible assets referring to Selic interest incurred on the 3.5GHz radio frequency and R$ 19 million related to the monetary restatement of amounts due to EAF. Said balances are recorded under assets in progress.

Thus, the total effect on the Company’s intangible assets in 2021 referring to 5G radio frequencies and related obligations was R$ 3,584 million, of which R$ 2,394 in assets in progress and R$ 1,190 million in Authorizations.